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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

        NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                    VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036

                        SECURITIES ACT FILE NO. 33-68650
                    INVESTMENT COMPANY ACT FILE NO. 811-08000


         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date for the redemption.

   (1) Title of the class of Securities to be redeemed:

           Remarketed Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share ("RPS"), Series A, Series B, Series C and Series D.

   (2) Date on which the securities may be called or redeemed:

           The RPS will be redeemed for each series on the following dates:

                   Series A on February 5, 2010
                   Series B on March 19, 2010
                   Series C on March 3, 2010
                   Series D on March 4, 2010

   (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

           RPS are to be redeemed in accordance with Section 4 of the Certificate of Vote of Trustees Establishing Four Series of Preferred Shares.

   (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
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           Van Kampen Select Sector Municipal Trust intends to redeem the following:

                    34 outstanding shares of Series A RPS
                    34 outstanding shares of Series B RPS
                   100 outstanding shares of Series C RPS
                    90 outstanding shares of Series D RPS

           Such redemption of each series of shares of outstanding RPS shall be effected pro rata.

           Please note that this notice serves only to disclose a proposed redemption of each of the RPS series.

                                    Signature

     Pursuant to the requirements of Rule 23c-2, Van Kampen Select Sector Municipal Trust has duly caused this Amended Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 14th day of January, 2010.

                                        Van Kampen Select Sector Municipal Trust

                                        By: /s/ Lou Anne McInnis
                                           ---------------------
                                           Name:  Lou Anne McInnis
                                           Title: Assistant Secretary